CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 5,139	$ 4,299
Other financial assets	4,800	4,700
Accounts receivable and other	11,973	9,133
Inventory	6,311	5,349
Assets classified as held for sale	1,605	432
Equity accounted investments	31,994	24,977
Investment properties	56,870	54,172
Property, plant and equipment	53,005	45,346
Intangible assets	14,242	6,073
Goodwill	5,317	3,783
Deferred income tax assets	1,464	1,562
Total Assets	192,720	159,826
Liabilities and Equity
Accounts payable and other	17,965	11,915
Liabilities associated with assets classified as held for sale	1,424	127
Corporate borrowings	5,659	4,500
Property-specific borrowings	63,721	52,442
Non-recourse borrowings
Subsidiary borrowings	9,009	7,949
Deferred income tax liabilities	11,409	9,640
Subsidiary equity obligations	3,661	3,565
Equity
Non-controlling interests	51,628	43,235
Total equity	79,872	69,688
Total Liabilities and Equity	192,720	159,826
Preferred equity
Equity
Equity	4,192	3,954
Non-controlling interests	4,347	3,261
Common equity
Equity
Equity	24,052	22,499
Non-controlling interests	$ 47,281	$ 39,974